Pension and Other Employee Benefit Plans - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plans, costs recognized in respect of contributions to the plans	¥ 16,359	¥ 9,004	¥ 7,395
Aggregated accumulated benefit obligations	¥ 1,125,955	¥ 1,216,964
Description of requirements for lump-sum severance indemnities	Employees with service in excess of one year are qualified to receive lump-sum severance indemnities.
Pension plan, contribution expected to be paid during the next fiscal year	¥ 20,000